UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3221

Fidelity Charles Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Broad Market Opportunities Fund

December 31, 2015

BMO-QTLY-0216
1.861615.108

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	7,487	$1,837,291
Fidelity Consumer Staples Central Fund (a)	5,816	1,269,198
Fidelity Energy Central Fund (a)	9,283	946,339
Fidelity Financials Central Fund (a)	35,292	2,980,093
Fidelity Health Care Central Fund (a)	6,017	2,142,241
Fidelity Industrials Central Fund (a)	6,657	1,508,876
Fidelity Information Technology Central Fund (a)	11,044	3,184,844
Fidelity Materials Central Fund (a)	2,297	461,195
Fidelity Telecom Services Central Fund (a)	1,974	328,515
Fidelity Utilities Central Fund (a)	3,437	493,674
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $11,817,701)		15,152,266
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(12,369)
NET ASSETS - 100%		$15,139,897

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$6,693
Fidelity Consumer Staples Central Fund	6,110
Fidelity Energy Central Fund	4,547
Fidelity Financials Central Fund	19,055
Fidelity Health Care Central Fund	3,895
Fidelity Industrials Central Fund	6,667
Fidelity Information Technology Central Fund	5,517
Fidelity Materials Central Fund	2,567
Fidelity Telecom Services Central Fund	2,738
Fidelity Utilities Central Fund	3,584
Total	$61,373

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$1,913,792	$27,654	$202,288	$1,837,291	0.1%
Fidelity Consumer Staples Central Fund	1,271,398	38,084	140,193	1,269,198	0.1%
Fidelity Energy Central Fund	960,413	93,831	98,329	946,339	0.1%
Fidelity Financials Central Fund	2,996,417	94,121	246,416	2,980,093	0.1%
Fidelity Health Care Central Fund	2,189,010	71,934	317,606	2,142,241	0.1%
Fidelity Industrials Central Fund	1,498,749	7,796	120,255	1,508,876	0.1%
Fidelity Information Technology Central Fund	3,052,677	38,690	233,431	3,184,844	0.1%
Fidelity Materials Central Fund	460,855	7,247	38,552	461,195	0.1%
Fidelity Telecom Services Central Fund	333,950	9,349	39,365	328,515	0.1%
Fidelity Utilities Central Fund	520,836	18,505	44,825	493,674	0.1%
Total	$15,198,097	$407,211	$1,481,260	$15,152,266

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $11,817,701.Net unrealized appreciation aggregated $3,334,565, of which $3,597,053 related to appreciated investment securities and $262,488 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 30%

December 31, 2015

TAN-QTLY-0216
1.849900.108

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 29.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	567,001	$3,345,305
Fidelity Consumer Discretionary Central Fund (a)	88,051	21,608,567
Fidelity Consumer Staples Central Fund (a)	69,066	15,072,280
Fidelity Emerging Markets Equity Central Fund (a)	135,114	23,531,530
Fidelity Energy Central Fund (a)(b)	100,359	10,230,592
Fidelity Financials Central Fund (a)	403,222	34,048,048
Fidelity Health Care Central Fund (a)	71,338	25,400,011
Fidelity Industrials Central Fund (a)	78,257	17,738,538
Fidelity Information Technology Central Fund (a)	129,352	37,302,392
Fidelity International Equity Central Fund (a)	650,843	48,442,269
Fidelity Materials Central Fund (a)	27,126	5,447,398
Fidelity Real Estate Equity Central Fund (a)	102,757	10,520,293
Fidelity Telecom Services Central Fund (a)	22,576	3,757,780
Fidelity Utilities Central Fund (a)	38,306	5,501,557
TOTAL EQUITY CENTRAL FUNDS
(Cost $198,947,786)		261,946,560

Fixed-Income Central Funds - 56.0%
High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (a)	483,417	4,370,086
Fidelity Floating Rate Central Fund (a)	90,748	8,873,318
Fidelity High Income Central Fund 1 (a)	479,517	43,449,035

TOTAL HIGH YIELD FIXED-INCOME FUNDS		56,692,439

Investment Grade Fixed-Income Funds - 49.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	283,042	27,585,235
Fidelity Investment Grade Bond Central Fund (a)	4,009,900	420,638,479

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		448,223,714

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $507,456,222)		504,916,153

Money Market Central Funds - 11.3%
Fidelity Cash Central Fund, 0.33% (c)	11,276,470	11,276,470
Fidelity Money Market Central Fund, 0.55% (c)	90,523,096	90,523,096
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $101,799,566)		101,799,566
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.21% 2/4/16 to 3/3/16 (d)
(Cost $2,379,829)	2,380,000	2,379,779
	Shares	Value

Investment Companies - 1.9%
iShares MSCI Emerging Markets Index ETF	178,102	$5,733,103
iShares S&P 500 Index ETF	57,165	11,711,395
TOTAL INVESTMENT COMPANIES
(Cost $18,226,400)		17,444,498
TOTAL INVESTMENT PORTFOLIO - 98.5%
(Cost $828,809,803)		888,486,556
NET OTHER ASSETS (LIABILITIES) - 1.5%		13,508,445
NET ASSETS - 100%		$901,995,001

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
311 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2016	12,245,625	$(436,006)

The face value of futures sold as a percentage of Net Assets is 1.4%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/oradvisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $996,908.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,605
Fidelity Commodity Strategy Central Fund	1,287
Fidelity Consumer Discretionary Central Fund	76,980
Fidelity Consumer Staples Central Fund	66,494
Fidelity Emerging Markets Debt Central Fund	87,767
Fidelity Emerging Markets Equity Central Fund	84,657
Fidelity Energy Central Fund	50,776
Fidelity Financials Central Fund	211,745
Fidelity Floating Rate Central Fund	119,462
Fidelity Health Care Central Fund	42,582
Fidelity High Income Central Fund 1	735,428
Fidelity Industrials Central Fund	76,141
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	61,775
Fidelity International Equity Central Fund	539,493
Fidelity Investment Grade Bond Central Fund	3,528,106
Fidelity Materials Central Fund	29,599
Fidelity Money Market Central Fund	100,767
Fidelity Real Estate Equity Central Fund	75,269
Fidelity Telecom Services Central Fund	29,027
Fidelity Utilities Central Fund	38,298
Total	$5,973,258

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$1,697,494	$1,848,935	$31,395	$3,345,305	1.2%
Fidelity Consumer Discretionary Central Fund	20,387,608	664,148	420,328	21,608,567	1.4%
Fidelity Consumer Staples Central Fund	13,806,719	468,412	286,362	15,072,280	1.2%
Fidelity Emerging Markets Debt Central Fund	4,259,880	205,561	100,530	4,370,086	4.2%
Fidelity Emerging Markets Equity Central Fund	2,926,000	22,354,563	195,213	23,531,530	6.8%
Fidelity Energy Central Fund	10,256,547	360,145	220,955	10,230,592	1.2%
Fidelity Financials Central Fund	32,154,992	1,144,446	666,310	34,048,048	1.4%
Fidelity Floating Rate Central Fund	9,072,077	339,286	157,773	8,873,318	0.6%
Fidelity Health Care Central Fund	23,050,967	710,071	479,456	25,400,011	1.3%
Fidelity High Income Central Fund 1	39,802,986	6,013,445	724,763	43,449,035	4.0%
Fidelity Industrials Central Fund	16,214,599	553,606	341,112	17,738,538	1.4%
Fidelity Inflation-Protected Bond Index Central Fund	25,813,690	2,409,902	424,544	27,585,235	4.2%
Fidelity Information Technology Central Fund	33,415,994	1,128,769	784,686	37,302,392	1.3%
Fidelity International Equity Central Fund	46,026,721	1,901,136	1,010,016	48,442,269	2.2%
Fidelity Investment Grade Bond Central Fund	429,038,240	13,852,763	17,969,148	420,638,479	6.0%
Fidelity Materials Central Fund	5,048,199	176,077	104,948	5,447,398	1.4%
Fidelity Real Estate Equity Central Fund	9,716,859	339,163	189,433	10,520,293	3.9%
Fidelity Telecom Services Central Fund	3,449,973	133,497	74,378	3,757,780	1.3%
Fidelity Utilities Central Fund	5,434,770	197,730	113,820	5,501,557	1.3%
Total	$731,574,315	$54,801,655	$24,295,170	$766,862,713

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$261,946,560	$261,946,560	$--	$--
Fixed-Income Central Funds	504,916,153	504,916,153	--	--
Money Market Central Funds	101,799,566	101,799,566	--	--
Other Short-Term Investments and Net Other Assets	2,379,779	--	2,379,779	--
Investment Companies	17,444,498	17,444,498	--	--
Total Investments in Securities:	$888,486,556	$886,106,777	$2,379,779	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(436,006)	$(436,006)	$--	$--
Total Liabilities	$(436,006)	$(436,006)	$--	$--
Total Derivative Instruments:	$(436,006)	$(436,006)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuaing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $828,931,193. Net unrealized appreciation aggregated $59,555,363, of which $74,358,440 related to appreciated investment securities and $14,803,077related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 85%

December 31, 2015

AGG-QTLY-0216
1.811344.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 80.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,013,023	$5,976,839
Fidelity Consumer Discretionary Central Fund (a)	471,447	115,697,788
Fidelity Consumer Staples Central Fund (a)	369,457	80,626,652
Fidelity Emerging Markets Equity Central Fund (a)	224,821	39,154,779
Fidelity Energy Central Fund (a)	536,408	54,681,482
Fidelity Financials Central Fund (a)	2,158,683	182,279,228
Fidelity Health Care Central Fund (a)	381,808	135,942,660
Fidelity Industrials Central Fund (a)	418,799	94,929,069
Fidelity Information Technology Central Fund (a)	692,500	199,703,192
Fidelity International Equity Central Fund (a)	3,601,564	268,064,401
Fidelity Materials Central Fund (a)	145,142	29,147,394
Fidelity Real Estate Equity Central Fund (a)	179,350	18,361,827
Fidelity Telecom Services Central Fund (a)	120,835	20,113,047
Fidelity Utilities Central Fund (a)	204,588	29,382,947
TOTAL EQUITY CENTRAL FUNDS
(Cost $933,012,788)		1,274,061,305

Fixed-Income Central Funds - 11.5%
High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (a)	2,919	26,385
Fidelity High Income Central Fund 1 (a)	586,698	53,160,672

TOTAL HIGH YIELD FIXED-INCOME FUNDS		53,187,057

Investment Grade Fixed-Income Funds - 8.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	302,480	29,479,738
Fidelity Investment Grade Bond Central Fund (a)	968,375	101,582,528

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		131,062,266

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $191,705,335)		184,249,323

Money Market Central Funds - 5.0%
Fidelity Cash Central Fund, 0.33% (c)	45,279,946	45,279,946
Fidelity Securities Lending Cash Central Fund, 0.35% (c)(d)	34,618,175	34,618,175
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $79,898,121)		79,898,121
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.17% 2/4/16 to 2/25/16 (e)
(Cost $7,489,558)	7,490,000	7,489,346
	Shares	Value

Investment Companies - 3.0%
iShares MSCI Emerging Markets Index ETF (f)	462,192	$14,877,960
iShares S&P 500 Index ETF (f)	159,335	32,642,962
TOTAL INVESTMENT COMPANIES
(Cost $49,676,542)		47,520,922

Fixed-Income Funds - 1.1%
iShares 20+ Year Treasury Bond ETF (f)
(Cost $19,274,802)	146,712	17,696,401
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $1,281,057,146)		1,610,915,418
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(18,167,178)
NET ASSETS - 100%		$1,592,748,240

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
776 Eurex Euro Stoxx 50 Index Contracts (Germany)	March 2016	27,677,697	$762,406

The face value of futures purchased as a percentage of Net Assets is 1.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,994,650.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$41,293
Fidelity Commodity Strategy Central Fund	2,337
Fidelity Consumer Discretionary Central Fund	409,099
Fidelity Consumer Staples Central Fund	354,063
Fidelity Emerging Markets Debt Central Fund	523
Fidelity Emerging Markets Equity Central Fund	138,723
Fidelity Energy Central Fund	269,324
Fidelity Financials Central Fund	1,124,622
Fidelity Floating Rate Central Fund	32,317
Fidelity Health Care Central Fund	226,564
Fidelity High Income Central Fund 1	898,658
Fidelity Industrials Central Fund	404,754
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	328,521
Fidelity International Equity Central Fund	2,959,063
Fidelity Investment Grade Bond Central Fund	923,289
Fidelity Materials Central Fund	157,306
Fidelity Real Estate Equity Central Fund	130,259
Fidelity Securities Lending Cash Central Fund	24,215
Fidelity Telecom Services Central Fund	155,081
Fidelity Utilities Central Fund	202,965
Total	$8,782,976

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$6,409,429	$38,245	$5,976,839	2.1%
Fidelity Consumer Discretionary Central Fund	109,622,730	2,535,311	1,763,839	115,697,788	7.3%
Fidelity Consumer Staples Central Fund	74,206,979	1,805,939	1,199,932	80,626,652	6.7%
Fidelity Emerging Markets Debt Central Fund	25,900	523	--	26,385	0.0%
Fidelity Emerging Markets Equity Central Fund	30,615,907	10,504,221	1,854,339	39,154,779	11.5%
Fidelity Energy Central Fund	55,076,316	1,338,067	940,115	54,681,482	6.4%
Fidelity Financials Central Fund	172,889,091	4,521,781	2,786,309	182,279,228	7.4%
Fidelity Floating Rate Central Fund	15,019,413	24,651	15,010,144	--	0.0%
Fidelity Health Care Central Fund	123,896,753	2,687,310	1,995,376	135,942,660	7.1%
Fidelity High Income Central Fund 1	49,963,955	5,982,656	818,861	53,160,672	4.9%
Fidelity Industrials Central Fund	87,171,964	2,119,790	1,431,872	94,929,069	7.3%
Fidelity Inflation-Protected Bond Index Central Fund	26,456,810	3,639,710	401,656	29,479,738	4.5%
Fidelity Information Technology Central Fund	179,575,781	25,599,952	24,529,495	199,703,192	7.0%
Fidelity International Equity Central Fund	255,620,526	8,695,178	4,850,806	268,064,401	12.3%
Fidelity Investment Grade Bond Central Fund	120,440,753	3,040,583	20,842,556	101,582,528	1.4%
Fidelity Materials Central Fund	27,131,124	675,234	439,764	29,147,394	7.5%
Fidelity Real Estate Equity Central Fund	17,025,892	470,188	282,626	18,361,827	6.9%
Fidelity Telecom Services Central Fund	18,551,588	533,558	313,376	20,113,047	6.8%
Fidelity Utilities Central Fund	29,166,916	766,146	475,933	29,382,947	7.1%
Total	$1,392,458,398	$81,350,227	$79,975,244	$1,458,310,628

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,274,061,305	$1,274,061,305	$--	$--
Fixed-Income Central Funds	184,249,323	184,249,323	--	--
Money Market Central Funds	79,898,121	79,898,121	--	--
Other Short-Term Investments and Net Other Assets	7,489,346	--	7,489,346	--
Investment Companies	47,520,922	47,520,922	--	--
Fixed-Income Funds	17,696,401	17,696,401	--	--
Total Investments in Securities:	$1,610,915,418	$1,603,426,072	$7,489,346	$--
Derivative Instruments:
Assets
Futures Contracts	$762,406	$762,406	$--	$--
Total Assets	$762,406	$762,406	$--	$--
Total Derivative Instruments:	$762,406	$762,406	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuaing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,281,199,303. Net unrealized appreciation aggregated $329,716,115, of which $360,583,711 related to appreciated investment securities and $30,867,596 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 20%

December 31, 2015

AMI-QTLY-0216
1.811345.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 17.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,918,197	$17,217,361
Fidelity Consumer Discretionary Central Fund (a)	291,599	71,561,394
Fidelity Consumer Staples Central Fund (a)	228,582	49,883,376
Fidelity Emerging Markets Equity Central Fund (a)	125,637	21,880,879
Fidelity Energy Central Fund (a)	332,194	33,863,867
Fidelity Financials Central Fund (a)	1,334,524	112,687,180
Fidelity Health Care Central Fund (a)	236,168	84,087,642
Fidelity Industrials Central Fund (a)	259,012	58,710,243
Fidelity Information Technology Central Fund (a)	428,470	123,562,226
Fidelity International Equity Central Fund (a)	1,843,206	137,189,796
Fidelity Materials Central Fund (a)	89,850	18,043,673
Fidelity Real Estate Equity Central Fund (a)	537,466	55,025,791
Fidelity Telecom Services Central Fund (a)	74,661	12,427,279
Fidelity Utilities Central Fund (a)	126,546	18,174,605
TOTAL EQUITY CENTRAL FUNDS
(Cost $533,764,328)		814,315,312

Fixed-Income Central Funds - 55.7%
High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (a)	2,557,723	23,121,813
Fidelity Floating Rate Central Fund (a)	471,944	46,146,651
Fidelity High Income Central Fund 1 (a)	2,525,907	228,872,443

TOTAL HIGH YIELD FIXED-INCOME FUNDS		298,140,907

Investment Grade Fixed-Income Funds - 49.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	1,493,447	145,551,331
Fidelity Investment Grade Bond Central Fund (a)	20,973,409	2,200,110,554

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,345,661,885

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,572,601,958)		2,643,802,792

Money Market Central Funds - 24.1%
Fidelity Cash Central Fund, 0.33% (c)	75,614,617	75,614,617
Fidelity Money Market Central Fund, 0.55% (c)	1,028,897,255	1,028,897,255
Fidelity Securities Lending Cash Central Fund, 0.35% (c)(d)	40,151,100	40,151,100
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,144,662,972)		1,144,662,972
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.21% 2/4/16 to 3/3/16
(Cost $8,879,189)	8,880,000	8,879,136
	Shares	Value

Investment Companies - 2.5%
iShares MSCI Emerging Markets Index ETF (e)	1,353,831	$43,579,820
iShares S&P 500 Index ETF	376,187	77,069,431
TOTAL INVESTMENT COMPANIES
(Cost $126,564,880)		120,649,251
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $4,386,473,327)		4,732,309,463
NET OTHER ASSETS (LIABILITIES) - 0.3%		15,073,424
NET ASSETS - 100%		$4,747,382,887

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$91,413
Fidelity Commodity Strategy Central Fund	6,449
Fidelity Consumer Discretionary Central Fund	258,205
Fidelity Consumer Staples Central Fund	223,478
Fidelity Emerging Markets Debt Central Fund	468,825
Fidelity Emerging Markets Equity Central Fund	80,318
Fidelity Energy Central Fund	170,339
Fidelity Financials Central Fund	709,850
Fidelity Floating Rate Central Fund	630,128
Fidelity Health Care Central Fund	143,000
Fidelity High Income Central Fund 1	3,929,479
Fidelity Industrials Central Fund	255,382
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	207,415
Fidelity International Equity Central Fund	1,549,433
Fidelity Investment Grade Bond Central Fund	18,768,236
Fidelity Materials Central Fund	99,293
Fidelity Money Market Central Fund	1,021,963
Fidelity Real Estate Equity Central Fund	397,980
Fidelity Securities Lending Cash Central Fund	35,670
Fidelity Telecom Services Central Fund	97,797
Fidelity Utilities Central Fund	128,305
Total	$29,272,958

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$8,696,714	$9,587,985	$214,495	$17,217,361	6.0%
Fidelity Consumer Discretionary Central Fund	69,527,232	445,454	1,784,525	71,561,394	4.5%
Fidelity Consumer Staples Central Fund	47,078,429	352,586	1,217,601	49,883,376	4.1%
Fidelity Emerging Markets Debt Central Fund	23,129,889	516,620	500,508	23,121,813	22.4%
Fidelity Emerging Markets Equity Central Fund	10,011,000	13,327,611	863,518	21,880,879	6.4%
Fidelity Energy Central Fund	34,999,849	266,842	927,081	33,863,867	4.0%
Fidelity Financials Central Fund	109,655,238	1,009,087	2,826,544	112,687,180	4.6%
Fidelity Floating Rate Central Fund	48,410,557	735,214	996,381	46,146,651	3.2%
Fidelity Health Care Central Fund	78,605,470	359,262	2,038,995	84,087,642	4.4%
Fidelity High Income Central Fund 1	215,697,752	26,652,240	4,806,241	228,872,443	20.9%
Fidelity Industrials Central Fund	55,272,473	407,331	1,441,313	58,710,243	4.5%
Fidelity Inflation-Protected Bond Index Central Fund	139,715,214	9,864,270	2,892,599	145,551,331	22.3%
Fidelity Information Technology Central Fund	113,946,781	34,405,034	36,848,749	123,562,226	4.3%
Fidelity International Equity Central Fund	134,613,233	1,943,355	3,884,431	137,189,796	6.3%
Fidelity Investment Grade Bond Central Fund	2,319,725,125	22,749,911	119,905,983	2,200,110,554	31.3%
Fidelity Materials Central Fund	17,208,342	145,420	439,609	18,043,673	4.7%
Fidelity Real Estate Equity Central Fund	52,196,868	524,687	1,196,244	55,025,791	20.6%
Fidelity Telecom Services Central Fund	11,768,054	131,920	319,286	12,427,279	4.2%
Fidelity Utilities Central Fund	18,526,202	178,462	475,798	18,174,605	4.4%
Total	$3,508,784,422	$123,603,291	$183,579,901	$3,458,118,104

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$814,315,312	$814,315,312	$--	$--
Fixed-Income Central Funds	2,643,802,792	2,643,802,792	--	--
Money Market Central Funds	1,144,662,972	1,144,662,972	--	--
Other Short-Term Investments and Net Other Assets	8,879,136	--	8,879,136	--
Investment Companies	120,649,251	120,649,251	--	--
Total Investments in Securities:	$4,732,309,463	$4,723,430,327	$8,879,136	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $4,387,115,627. Net unrealized appreciation aggregated $345,193,836, of which $383,511,592 related to appreciated investment securities and $38,317,756 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 50%

December 31, 2015

FAA-QTLY-0216
1.811343.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 46.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	4,656,171	$27,471,409
Fidelity Consumer Discretionary Central Fund (a)	1,301,473	319,394,456
Fidelity Consumer Staples Central Fund (a)	1,020,316	222,663,618
Fidelity Emerging Markets Equity Central Fund (a)	610,729	106,364,636
Fidelity Energy Central Fund (a)	1,481,181	150,991,627
Fidelity Financials Central Fund (a)	5,957,440	503,046,195
Fidelity Health Care Central Fund (a)	1,053,896	375,239,664
Fidelity Industrials Central Fund (a)	1,156,079	262,048,512
Fidelity Information Technology Central Fund (a)	1,912,025	551,389,888
Fidelity International Equity Central Fund (a)	9,884,285	735,687,309
Fidelity Materials Central Fund (a)	400,842	80,497,166
Fidelity Real Estate Equity Central Fund (a)	859,647	88,010,688
Fidelity Telecom Services Central Fund (a)	333,363	55,488,197
Fidelity Utilities Central Fund (a)	564,817	81,119,010
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,328,424,139)		3,559,412,375

Fixed-Income Central Funds - 44.6%
High Yield Fixed-Income Funds - 6.4%
Fidelity Emerging Markets Debt Central Fund (a)	4,038,147	36,504,847
Fidelity Floating Rate Central Fund (a)	777,509	76,024,795
Fidelity High Income Central Fund 1 (a)	4,161,847	377,104,981

TOTAL HIGH YIELD FIXED-INCOME FUNDS		489,634,623

Investment Grade Fixed-Income Funds - 38.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	2,231,442	217,476,366
Fidelity Investment Grade Bond Central Fund (a)	25,716,481	2,697,658,828

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,915,135,194

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,333,077,357)		3,404,769,817

Money Market Central Funds - 6.4%
Fidelity Cash Central Fund, 0.33% (c)	376,244,092	376,244,092
Fidelity Money Market Central Fund, 0.55% (c)	55,491,274	55,491,274
Fidelity Securities Lending Cash Central Fund, 0.35% (c)(d)	57,888,600	57,888,600
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $489,623,966)		489,623,966
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.21% 2/4/16 to 3/3/16 (e)
(Cost $24,438,518)	24,440,000	24,437,849
	Shares	Value

Investment Companies - 2.2%
iShares MSCI Emerging Markets Index ETF (f)	2,218,198	$71,403,794
iShares S&P 500 Index ETF	476,941	97,710,903
TOTAL INVESTMENT COMPANIES
(Cost $178,411,446)		169,114,697
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $6,353,975,426)		7,647,358,704
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,602,860)
NET ASSETS - 100%		$7,640,755,844

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,459 Eurex Euro Stoxx 50 Index Contracts (Germany)	March 2016	52,038,350	$1,433,442

The face value of futures purchased as a percentage of Net Assets is 0.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,808,053.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$291,121
Fidelity Commodity Strategy Central Fund	10,540
Fidelity Consumer Discretionary Central Fund	1,141,180
Fidelity Consumer Staples Central Fund	986,909
Fidelity Emerging Markets Debt Central Fund	763,845
Fidelity Emerging Markets Equity Central Fund	401,776
Fidelity Energy Central Fund	751,855
Fidelity Financials Central Fund	3,137,442
Fidelity Floating Rate Central Fund	1,057,213
Fidelity Health Care Central Fund	631,581
Fidelity High Income Central Fund 1	6,411,465
Fidelity Industrials Central Fund	1,128,622
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	916,320
Fidelity International Equity Central Fund	8,461,824
Fidelity Investment Grade Bond Central Fund	23,487,401
Fidelity Materials Central Fund	438,752
Fidelity Money Market Central Fund	55,117
Fidelity Real Estate Equity Central Fund	649,302
Fidelity Securities Lending Cash Central Fund	47,388
Fidelity Telecom Services Central Fund	431,518
Fidelity Utilities Central Fund	566,602
Total	$51,767,773

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$14,107,624	$15,796,990	$1,047,341	$27,471,409	9.5%
Fidelity Consumer Discretionary Central Fund	305,753,520	3,200,907	4,302,259	319,394,456	20.3%
Fidelity Consumer Staples Central Fund	206,996,342	2,397,879	2,909,752	222,663,618	18.4%
Fidelity Emerging Markets Debt Central Fund	37,113,357	1,132,483	1,695,427	36,504,847	35.4%
Fidelity Emerging Markets Equity Central Fund	79,664,448	34,674,779	7,016,589	106,364,636	31.1%
Fidelity Energy Central Fund	153,679,962	1,785,296	2,250,013	150,991,627	17.7%
Fidelity Financials Central Fund	482,162,133	6,432,886	6,797,266	503,046,195	20.4%
Fidelity Floating Rate Central Fund	80,941,046	1,521,107	3,077,886	76,024,795	5.2%
Fidelity Health Care Central Fund	345,575,850	3,008,926	4,915,930	375,239,664	19.6%
Fidelity High Income Central Fund 1	348,630,207	47,519,758	4,812,981	377,104,981	34.5%
Fidelity Industrials Central Fund	243,088,770	2,792,690	3,478,434	262,048,512	20.2%
Fidelity Inflation-Protected Bond Index Central Fund	210,977,007	16,902,062	8,682,050	217,476,366	33.3%
Fidelity Information Technology Central Fund	500,998,244	5,083,909	7,712,166	551,389,888	19.3%
Fidelity International Equity Central Fund	730,899,356	13,843,261	33,486,761	735,687,309	33.8%
Fidelity Investment Grade Bond Central Fund	2,900,282,297	39,725,346	214,209,172	2,697,658,828	38.4%
Fidelity Materials Central Fund	75,673,855	939,493	1,069,581	80,497,166	20.8%
Fidelity Real Estate Equity Central Fund	84,803,465	1,206,002	3,693,454	88,010,688	33.0%
Fidelity Telecom Services Central Fund	51,730,713	793,374	759,983	55,488,197	18.7%
Fidelity Utilities Central Fund	81,381,954	1,116,646	1,149,830	81,119,010	19.6%
Total	$6,934,460,150	$199,873,794	$313,066,875	$6,964,182,192

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$3,559,412,375	$3,559,412,375	$--	$--
Fixed-Income Central Funds	3,404,769,817	3,404,769,817	--	--
Money Market Central Funds	489,623,966	489,623,966	--	--
Other Short-Term Investments and Net Other Assets	24,437,849	--	24,437,849	--
Investment Companies	169,114,697	169,114,697	--	--
Total Investments in Securities:	$7,647,358,704	$7,622,920,855	$24,437,849	$--
Derivative Instruments:
Assets
Futures Contracts	$1,433,442	$1,433,442	$--	$--
Total Assets	$1,433,442	$1,433,442	$--	$--
Total Derivative Instruments:	$1,433,442	$1,433,442	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $6,354,323,676. Net unrealized appreciation aggregated $1,293,035,028, of which $1,385,648,131 related to appreciated investment securities and $92,613,103 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 40%

December 31, 2015

FAN-QTLY-0216
1.849910.108

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 36.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	670,454	$3,955,682
Fidelity Consumer Discretionary Central Fund (a)	137,965	33,857,943
Fidelity Consumer Staples Central Fund (a)	108,249	23,623,079
Fidelity Emerging Markets Equity Central Fund (a)	70,241	12,233,191
Fidelity Energy Central Fund (a)	157,205	16,025,495
Fidelity Financials Central Fund (a)	632,142	53,378,095
Fidelity Health Care Central Fund (a)	111,788	39,802,079
Fidelity Industrials Central Fund (a)	122,576	27,784,314
Fidelity Information Technology Central Fund (a)	202,533	58,406,482
Fidelity International Equity Central Fund (a)	1,063,624	79,165,560
Fidelity Materials Central Fund (a)	42,445	8,523,821
Fidelity Real Estate Equity Central Fund (a)	120,375	12,323,954
Fidelity Telecom Services Central Fund (a)	35,411	5,894,120
Fidelity Utilities Central Fund (a)	60,121	8,634,569
TOTAL EQUITY CENTRAL FUNDS
(Cost $305,210,008)		383,608,384

Fixed-Income Central Funds - 49.4%
High Yield Fixed-Income Funds - 6.3%
Fidelity Emerging Markets Debt Central Fund (a)	564,957	5,107,212
Fidelity Floating Rate Central Fund (a)	106,942	10,456,826
Fidelity High Income Central Fund 1 (a)	558,712	50,624,932

TOTAL HIGH YIELD FIXED-INCOME FUNDS		66,188,970

Investment Grade Fixed-Income Funds - 43.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	308,028	30,020,404
Fidelity Investment Grade Bond Central Fund (a)	4,035,785	423,353,887

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		453,374,291

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $526,146,867)		519,563,261

Money Market Central Funds - 10.2%
Fidelity Cash Central Fund, 0.33% (c)	57,149,914	57,149,914
Fidelity Money Market Central Fund, 0.55% (c)	49,844,883	49,844,883
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $106,994,797)		106,994,797
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.21% 2/4/16 to 3/3/16 (d)
(Cost $2,669,823)	2,670,000	2,669,761
	Shares	Value

Investment Companies - 2.8%
iShares MSCI Emerging Markets Index ETF	278,655	$8,969,904
iShares S&P 500 Index ETF	99,944	20,475,527
TOTAL INVESTMENT COMPANIES
(Cost $30,755,927)		29,445,431
TOTAL INVESTMENT PORTFOLIO - 99.1%
(Cost $971,777,422)		1,042,281,634
NET OTHER ASSETS (LIABILITIES) - 0.9%		9,723,664
NET ASSETS - 100%		$1,052,005,298

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
84 Eurex Euro Stoxx 50 Index Contracts (Germany)	March 2016	2,996,039	$82,529

The face value of futures purchased as a percentage of Net Assets is 0.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,017,904.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,459
Fidelity Commodity Strategy Central Fund	1,546
Fidelity Consumer Discretionary Central Fund	118,398
Fidelity Consumer Staples Central Fund	101,995
Fidelity Emerging Markets Debt Central Fund	99,050
Fidelity Emerging Markets Equity Central Fund	42,597
Fidelity Energy Central Fund	78,048
Fidelity Financials Central Fund	325,818
Fidelity Floating Rate Central Fund	138,203
Fidelity Health Care Central Fund	65,388
Fidelity High Income Central Fund 1	840,683
Fidelity Industrials Central Fund	117,011
Fidelity Information Technology Central Fund	94,849
Fidelity International Equity Central Fund	863,639
Fidelity Investment Grade Bond Central Fund	3,497,881
Fidelity Materials Central Fund	45,474
Fidelity Money Market Central Fund	55,485
Fidelity Real Estate Equity Central Fund	86,714
Fidelity Telecom Services Central Fund	44,395
Fidelity Utilities Central Fund	58,919
Total	$6,716,552

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,014,752	$2,166,319	$22,697	$3,955,682	1.4%
Fidelity Consumer Discretionary Central Fund	31,124,334	1,621,607	365,281	33,857,943	2.1%
Fidelity Consumer Staples Central Fund	21,075,028	1,128,746	246,647	23,623,079	2.0%
Fidelity Emerging Markets Debt Central Fund	4,858,080	313,667	54,867	5,107,212	5.0%
Fidelity Emerging Markets Equity Central Fund	8,204,387	4,299,121	152,638	12,233,191	3.6%
Fidelity Energy Central Fund	15,640,813	851,903	192,358	16,025,495	1.9%
Fidelity Financials Central Fund	49,091,613	2,719,550	576,252	53,378,095	2.2%
Fidelity Floating Rate Central Fund	10,439,176	561,295	103,624	10,456,826	0.7%
Fidelity Health Care Central Fund	35,184,313	1,783,801	414,880	39,802,079	2.1%
Fidelity High Income Central Fund 1	45,170,220	7,768,383	426,358	50,624,932	4.6%
Fidelity Industrials Central Fund	24,751,343	1,333,596	295,386	27,784,314	2.1%
Fidelity Inflation-Protected Bond Index Central Fund	27,305,449	3,221,638	280,463	30,020,404	4.6%
Fidelity Information Technology Central Fund	50,986,908	2,733,513	708,110	58,406,482	2.0%
Fidelity International Equity Central Fund	73,069,208	4,621,872	939,125	79,165,560	3.6%
Fidelity Investment Grade Bond Central Fund	425,077,464	19,755,292	17,235,042	423,353,887	6.0%
Fidelity Materials Central Fund	7,702,422	413,982	91,051	8,523,821	2.2%
Fidelity Real Estate Equity Central Fund	11,101,926	594,443	124,375	12,323,954	4.6%
Fidelity Telecom Services Central Fund	5,267,814	311,270	64,752	5,894,120	2.0%
Fidelity Utilities Central Fund	8,293,008	461,876	97,688	8,634,569	2.1%
Total	$856,358,258	$56,661,874	$22,391,594	$903,171,645

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$383,608,384	$383,608,384	$--	$--
Fixed-Income Central Funds	519,563,261	519,563,261	--	--
Money Market Central Funds	106,994,797	106,994,797	--	--
Other Short–Term Investments and Net Other Assets	2,669,761	--	2,669,761	--
Investment Companies	29,445,431	29,445,431	--	--
Total Investments in Securities:	$1,042,281,634	$1,039,611,873	$2,669,761	$--
Derivative Instruments:
Assets
Futures Contracts	$82,529	$82,529	$--	$--
Total Assets	$82,529	$82,529	$--	$--
Total Derivative Instruments:	$82,529	$82,529	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuaing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $971,880,377. Net unrealized appreciation aggregated $70,401,257, of which $89,591,967 related to appreciated investment securities and $19,190,710 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 70%

December 31, 2015

AMG-QTLY-0216
1.811339.111

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 64.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,599,224	$15,335,419
Fidelity Consumer Discretionary Central Fund (a)	989,340	242,793,904
Fidelity Consumer Staples Central Fund (a)	775,673	169,275,122
Fidelity Emerging Markets Equity Central Fund (a)	503,512	87,691,579
Fidelity Energy Central Fund (a)	1,125,809	114,765,008
Fidelity Financials Central Fund (a)	4,529,906	382,505,271
Fidelity Health Care Central Fund(a)	801,237	285,280,513
Fidelity Industrials Central Fund (a)	878,931	199,227,384
Fidelity Information Technology Central Fund (a)	1,453,154	419,060,629
Fidelity International Equity Central Fund (a)	7,805,862	580,990,277
Fidelity Materials Central Fund (a)	304,647	61,179,280
Fidelity Real Estate Equity Central Fund (a)	473,227	48,448,971
Fidelity Telecom Services Central Fund (a)	253,615	42,214,204
Fidelity Utilities Central Fund (a)	429,503	61,685,214
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,922,698,920)		2,710,452,775

Fixed-Income Central Funds - 27.2%
High Yield Fixed-Income Funds - 6.2%
Fidelity Emerging Markets Debt Central Fund (a)	2,213,954	20,014,148
Fidelity Floating Rate Central Fund (a)	395,840	38,705,219
Fidelity High Income Central Fund 1 (a)	2,217,257	200,905,689

TOTAL HIGH YIELD FIXED-INCOME FUNDS		259,625,056

Investment Grade Fixed-Income Funds - 21.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	1,222,334	119,128,637
Fidelity Investment Grade Bond Central Fund (a)	7,289,836	764,703,748

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		883,832,385

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,156,730,204)		1,143,457,441

Money Market Central Funds - 5.7%
Fidelity Cash Central Fund, 0.33% (c)	130,531,553	130,531,553
Fidelity Money Market Central Fund, 0.55% (c)	4	4
Fidelity Securities Lending Cash Central Fund, 0.35% (c)(d)	107,464,350	107,464,350
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $237,995,907)		237,995,907
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.06% 2/4/16 (e)
(Cost $19,098,909)	19,100,000	19,098,338
	Shares	Value

Investment Companies - 3.6%
iShares MSCI Emerging Markets Index ETF (f)	1,193,611	$38,422,338
iShares S&P 500 Index ETF (f)	548,574	112,386,356
TOTAL INVESTMENT COMPANIES
(Cost $156,885,145)		150,808,694
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $3,493,409,085)		4,261,813,155
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(60,504,201)
NET ASSETS - 100%		$4,201,308,954

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,710 Eurex Euro Stoxx 50 Index Contracts (Germany)	March 2016	60,990,801	$1,680,045

The face value of futures purchased as a percentage of Net Assets is 1.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds,other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,544,170.

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$129,397
Fidelity Commodity Strategy Central Fund	5,792
Fidelity Consumer Discretionary Central Fund	863,684
Fidelity Consumer Staples Central Fund	746,268
Fidelity Emerging Markets Debt Central Fund	401,706
Fidelity Emerging Markets Equity Central Fund	313,793
Fidelity Energy Central Fund	568,847
Fidelity Financials Central Fund	2,375,077
Fidelity Floating Rate Central Fund	520,741
Fidelity Health Care Central Fund	477,790
Fidelity High Income Central Fund 1	3,395,830
Fidelity Industrials Central Fund	854,133
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	693,119
Fidelity International Equity Central Fund	6,456,728
Fidelity Investment Grade Bond Central Fund	6,530,509
Fidelity Materials Central Fund	332,005
Fidelity Money Market Central Fund	0
Fidelity Real Estate Equity Central Fund	346,035
Fidelity Securities Lending Cash Central Fund	41,113
Fidelity Telecom Services Central Fund	326,143
Fidelity Utilities Central Fund	428,820
Total	$25,807,530

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$7,698,208	$8,490,733	$91,344	$15,335,419	5.3%
Fidelity Consumer Discretionary Central Fund	230,194,082	4,070,341	2,539,292	242,793,904	15.4%
Fidelity Consumer Staples Central Fund	155,826,673	2,948,788	1,717,211	169,275,122	14.0%
Fidelity Emerging Markets Debt Central Fund	19,593,377	666,139	217,740	20,014,148	19.4%
Fidelity Emerging Markets Equity Central Fund	70,811,304	19,562,768	2,522,033	87,691,579	25.7%
Fidelity Energy Central Fund	115,645,084	2,195,499	1,318,485	114,765,008	13.5%
Fidelity Financials Central Fund	363,033,248	7,506,892	4,014,261	382,505,271	15.5%
Fidelity Floating Rate Central Fund	39,732,483	1,044,872	416,340	38,705,219	2.7%
Fidelity Health Care Central Fund	260,183,460	4,188,351	2,916,831	285,280,513	14.9%
Fidelity High Income Central Fund 1	183,582,381	26,833,552	1,935,788	200,905,689	18.4%
Fidelity Industrials Central Fund	183,034,580	3,450,549	2,049,703	199,227,384	15.4%
Fidelity Inflation-Protected Bond Index Central Fund	111,370,622	9,743,860	1,073,601	119,128,637	18.2%
Fidelity Information Technology Central Fund	377,147,444	45,317,369	43,346,352	419,060,629	14.6%
Fidelity International Equity Central Fund	554,520,131	15,226,844	7,225,192	580,990,277	26.7%
Fidelity Investment Grade Bond Central Fund	814,208,509	15,963,742	57,708,856	764,703,748	10.9%
Fidelity Materials Central Fund	56,973,772	1,114,916	628,622	61,179,280	15.8%
Fidelity Real Estate Equity Central Fund	44,949,237	975,058	499,662	48,448,971	18.2%
Fidelity Telecom Services Central Fund	38,957,433	900,883	450,839	42,214,204	14.2%
Fidelity Utilities Central Fund	61,251,917	1,287,077	676,711	61,685,214	14.9%
Total	$3,688,713,945	$171,488,233	$131,348,863	$3,853,910,216

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$2,710,452,775	$2,710,452,775	$--	$--
Fixed-Income Central Funds	1,143,457,441	1,143,457,441	--	--
Money Market Central Funds	237,995,907	237,995,907	--	--
Other Short-Term Investments and Net Other Assets	19,098,338	--	19,098,338	--
Investment Companies	150,808,694	150,808,694	--	--
Total Investments in Securities:	$4,261,813,155	$4,242,714,817	$19,098,338	$--
Derivative Instruments:
Assets
Futures Contracts	$1,680,045	$1,680,045	$--	$--
Total Assets	$1,680,045	$1,680,045	$--	$--
Total Derivative Instruments:	$1,680,045	$1,680,045	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $3,493,839,953.Net unrealized appreciation aggregated $767,973,202, of which $874,673,725 related to appreciated investment securities and $106,700,523 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 60%

December 31, 2015

SAN-QTLY-0216
1.849920.108

Investments December 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 55.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	917,824	$5,415,164
Fidelity Consumer Discretionary Central Fund (a)	297,998	73,131,592
Fidelity Consumer Staples Central Fund (a)	233,681	50,996,166
Fidelity Emerging Markets Equity Central Fund (a)	138,940	24,197,737
Fidelity Energy Central Fund (a)	339,395	34,597,957
Fidelity Financials Central Fund (a)	1,365,339	115,289,238
Fidelity Health Care Central Fund (a)	241,425	85,959,475
Fidelity Industrials Central Fund (a)	264,703	60,000,304
Fidelity Information Technology Central Fund (a)	437,915	126,286,015
Fidelity International Equity Central Fund (a)	2,396,968	178,406,330
Fidelity Materials Central Fund (a)	91,674	18,409,931
Fidelity Real Estate Equity Central Fund (a)	167,041	17,101,639
Fidelity Telecom Services Central Fund (a)	76,445	12,724,350
Fidelity Utilities Central Fund (a)	129,611	18,614,706
TOTAL EQUITY CENTRAL FUNDS
(Cost $614,826,473)		821,130,604

Fixed-Income Central Funds - 37.2%
High Yield Fixed-Income Funds - 6.2%
Fidelity Emerging Markets Debt Central Fund (a)	783,508	7,082,909
Fidelity Floating Rate Central Fund (a)	141,032	13,790,100
Fidelity High Income Central Fund 1 (a)	782,964	70,944,352

TOTAL HIGH YIELD FIXED-INCOME FUNDS		91,817,361

Investment Grade Fixed-Income Funds - 31.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)(b)	430,906	41,996,052
Fidelity Investment Grade Bond Central Fund (a)	3,964,759	415,903,214

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		457,899,266

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $555,650,744)		549,716,627

Money Market Central Funds - 2.6%
Fidelity Cash Central Fund, 0.33% (c)
(Cost $38,309,219)	38,309,219	38,309,219
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.21% 2/4/16 to 3/3/16 (d)
(Cost $5,149,663)	5,150,000	5,149,539
	Shares	Value

Investment Companies - 3.3%
iShares MSCI Emerging Markets Index ETF	409,407	$13,178,811
iShares S&P 500 Index ETF	172,152	35,268,782
TOTAL INVESTMENT COMPANIES
(Cost $50,469,138)		48,447,593
TOTAL INVESTMENT PORTFOLIO - 98.9%
(Cost $1,264,405,237)		1,462,753,582
NET OTHER ASSETS (LIABILITIES) - 1.1%		15,952,501
NET ASSETS - 100%		$1,478,706,083

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
301 Eurex Euro Stoxx 50 Index Contracts (Germany)	March 2016	10,735,808	$295,727

The face value of futures purchased as a percentage of Net Assets is 0.7%

Security Type Abbreviations

ETF – Exchange - Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,227,794.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$39,481
Fidelity Commodity Strategy Central Fund	2,047
Fidelity Consumer Discretionary Central Fund	254,983
Fidelity Consumer Staples Central Fund	220,378
Fidelity Emerging Markets Debt Central Fund	137,044
Fidelity Emerging Markets Equity Central Fund	83,858
Fidelity Energy Central Fund	167,987
Fidelity Financials Central Fund	701,204
Fidelity Floating Rate Central Fund	181,928
Fidelity Health Care Central Fund	141,077
Fidelity High Income Central Fund 1	1,176,614
Fidelity Industrials Central Fund	252,179
Fidelity Inflation-Protected Bond Index Central Fund	0
Fidelity Information Technology Central Fund	204,643
Fidelity International Equity Central Fund	1,939,216
Fidelity Investment Grade Bond Central Fund	3,449,764
Fidelity Materials Central Fund	98,011
Fidelity Real Estate Equity Central Fund	119,752
Fidelity Telecom Services Central Fund	96,297
Fidelity Utilities Central Fund	126,675
Total	$9,393,138

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$2,702,710	$3,013,230	$31,620	$5,415,164	1.9%
Fidelity Consumer Discretionary Central Fund	67,628,404	3,008,137	745,046	73,131,592	4.6%
Fidelity Consumer Staples Central Fund	45,787,630	2,118,737	505,967	50,996,166	4.2%
Fidelity Emerging Markets Debt Central Fund	6,766,010	403,681	76,106	7,082,909	6.9%
Fidelity Emerging Markets Equity Central Fund	17,502,737	7,113,071	277,632	24,197,737	7.1%
Fidelity Energy Central Fund	33,982,651	1,552,891	395,976	34,597,957	4.1%
Fidelity Financials Central Fund	106,653,771	5,120,878	1,176,931	115,289,238	4.7%
Fidelity Floating Rate Central Fund	13,805,161	705,063	142,175	13,790,100	0.9%
Fidelity Health Care Central Fund	76,428,696	3,337,263	847,106	85,959,475	4.5%
Fidelity High Income Central Fund 1	63,278,896	10,963,819	673,409	70,944,352	6.5%
Fidelity Industrials Central Fund	53,776,839	2,480,585	603,878	60,000,304	4.6%
Fidelity Inflation-Protected Bond Index Central Fund	38,379,148	4,318,619	385,136	41,996,052	6.4%
Fidelity Information Technology Central Fund	110,818,525	5,207,610	1,484,339	126,286,015	4.4%
Fidelity International Equity Central Fund	165,603,250	9,385,359	2,081,690	178,406,330	8.2%
Fidelity Investment Grade Bond Central Fund	423,077,126	17,841,593	20,862,811	415,903,214	5.9%
Fidelity Materials Central Fund	16,738,695	766,319	185,548	18,409,931	4.8%
Fidelity Real Estate Equity Central Fund	15,479,638	747,632	170,712	17,101,639	6.4%
Fidelity Telecom Services Central Fund	11,442,186	589,296	132,375	12,724,350	4.3%
Fidelity Utilities Central Fund	18,002,811	862,103	201,152	18,614,706	4.5%
Total	$1,287,854,884	$79,535,886	$30,979,609	$1,370,847,231

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$821,130,604	$821,130,604	$--	$--
Fixed-Income Central Funds	549,716,627	549,716,627	--	--
Money Market Central Funds	38,309,219	38,309,219	--	--
Other Short-Term Investments and Net Other Assets	5,149,539	--	5,149,539	--
Investment Companies	48,447,593	48,447,593	--	--
Total Investments in Securities:	$1,462,753,582	$1,457,604,043	$5,149,539	$--
Derivative Instruments:
Assets
Futures Contracts	$295,727	$295,727	$--	$--
Total Assets	$295,727	$295,727	$--	$--
Total Derivative Instruments:	$295,727	$295,727	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2015, the cost of investment securities for income tax purposes was $1,264,565,394. Net unrealized appreciation aggregated $198,188,188, of which $222,810,932 related to appreciated investment securities and $24,622,744 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 26, 2016